Temporary Equity - Schedule of Temporary Equity (Details) (FaceBank Group, Inc. Pre-Merger) - USD ($) $ in Thousands				3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 19, 2019	Sep. 06, 2019	Jul. 15, 2019	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Total temporary equity, beginning balance				$ 462	$ 462
Total temporary equity, shares, beginning balance				461,839	461,839
Total temporary equity, ending balance						$ 462
Total temporary equity, shares, ending balance					0	461,839
Series D Preferred Stock [Member]
Total temporary equity, beginning balance				$ 462	$ 462
Total temporary equity, shares, beginning balance				461,839	461,839
Issuance of Series D convertible preferred stock for cash					$ 203
Issuance of Series D convertible preferred stock for cash, shares					203,000
Offering cost related to issuance of Series D convertible preferred stock					$ (3)
Offering cost related to issuance of Series D convertible preferred stock, shares
Deemed dividends related to immediate accretion of offering cost					$ 3
Deemed dividends related to immediate accretion of offering cost, shares
Accrued Series D preferred stock dividends					$ 17
Accrued Series D preferred stock dividends, shares					17,198
Bifurcated redemption feature of Series D convertible preferred stock					$ (171)
Bifurcated redemption feature of Series D convertible preferred stock, shares
Deemed dividends related to immediate accretion of bifurcated redemption feature of Series D convertible preferred stock					$ 171
Deemed dividends related to immediate accretion of bifurcated redemption feature of Series D convertible preferred stock, shares
Redemption of Series D preferred stock (including accrued dividends)					$ (682)
Redemption of Series D preferred stock (including accrued dividends), shares					(682,037)
Total temporary equity, ending balance						$ 462
Total temporary equity, shares, ending balance						461,839
FaceBank Group, Inc Pre-Merger [Member]
Total temporary equity, beginning balance				$ 462	$ 462
Total temporary equity, shares, beginning balance				461,839	461,839
Total temporary equity, ending balance				$ 463		$ 462
Total temporary equity, shares, ending balance				456,000		461,839
FaceBank Group, Inc Pre-Merger [Member] | Series D Preferred Stock [Member]
Total temporary equity, beginning balance				$ 462	$ 462
Total temporary equity, shares, beginning balance				461,839	461,839
Issuance of Series D convertible preferred stock for cash	$ 253	$ 203	$ 253	$ 203		$ 709
Issuance of Series D convertible preferred stock for cash, shares				203,000		709,000
Offering cost related to issuance of Series D convertible preferred stock				$ (3)		$ (9)
Offering cost related to issuance of Series D convertible preferred stock, shares
Deemed dividends related to immediate accretion of offering cost				$ 3		$ 9
Deemed dividends related to immediate accretion of offering cost, shares
Accrued Series D preferred stock dividends				$ 9		$ 6
Accrued Series D preferred stock dividends, shares				8,868		5,839
Bifurcated redemption feature of Series D convertible preferred stock				$ (171)		$ (589)
Bifurcated redemption feature of Series D convertible preferred stock, shares
Deemed dividends related to immediate accretion of bifurcated redemption feature of Series D convertible preferred stock				$ 171		$ 589
Deemed dividends related to immediate accretion of bifurcated redemption feature of Series D convertible preferred stock, shares
Redemption of Series D preferred stock (including accrued dividends)				$ (211)
Redemption of Series D preferred stock (including accrued dividends), shares				(210,831)
Total temporary equity, ending balance				$ 463		$ 462
Total temporary equity, shares, ending balance				462,876		461,839